Concentration of Credit Risk, Significant Customers and Geographic Information - Summary of Consolidated Net Revenue by Geographical Area (Detail) - Rocket Lab USA, Inc. - Geographic Concentration Risk [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenues	$ 35,160	$ 48,399
Percentage of Revenue	100.00%	100.00%
UNITED STATES
Concentration Risk [Line Items]
Revenues	$ 25,881	$ 47,848
Percentage of Revenue	74.00%	99.00%
JAPAN
Concentration Risk [Line Items]
Revenues	$ 6,498
Percentage of Revenue	18.00%	0.00%
Rest Of World [Member]
Concentration Risk [Line Items]
Revenues	$ 2,781	$ 551
Percentage of Revenue	8.00%	1.00%